DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Dividends and interest on equity	R$ 3,865,998	R$ 3,587,417	R$ 4,172,916
Equity attributable to owners of parent [member]
Dividends and interest on equity payable
Dividends and interest on equity	3,865,998	3,587,417
Telefnica Latinoamrica Holding
Dividends and interest on equity payable
Dividends and interest on equity	837,113	787,823
Telefonica
Dividends and interest on equity payable
Dividends and interest on equity	1,021,474	948,662
SP Telecomunicacoes Participacoes
Dividends and interest on equity payable
Dividends and interest on equity	660,012	598,064
Telefonica Chile
Dividends and interest on equity payable
Dividends and interest on equity	1,849	1,667
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,345,550	R$ 1,251,201